Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 56,453,889	$ 44,938,613	$ 156,225,998	$ 121,754,918	$ 168,764,571	$ 124,024,363	$ 109,528,549
Operating expenses:
General and administrative	7,330,245	5,232,950	21,114,475	16,797,252	23,265,196	16,471,199	10,461,453
Depreciation	13,220,916	10,748,337	36,155,008	30,035,065	40,946,406	32,294,627	29,605,278
Intangible amortization expense	4,849,934	3,710,736	13,222,791	8,623,964	12,422,205	9,777,116	11,493,394
Self administration transaction expenses						0	1,572,238
Acquisition expenses – affiliates							84,061
Other acquisition expenses					934,838	1,366,092	141,489
Acquisition expenses	77,813	211,985	780,684	548,083
Contingent earnout adjustment	200,626	700,000	1,514,447	3,219,744	12,619,744	(2,500,000)	200,000
Impairment of goodwill and intangible assets	0	0	0	0	0	36,465,732	0
Impairment of investments in Managed REITs					0	4,376,879	0
Write-off of equity interest and preexisting relationships upon acquisition of control			2,049,682	8,389,573	8,389,573	0	0
Total operating expenses	43,555,146	34,757,454	122,810,858	107,504,071	152,435,452	145,164,573	101,885,233
Gain on equity interests upon acquisition			16,101,237
Gain on sale of real estate				178,631	178,631	0	3,944,696
Income (loss) from operations	12,898,743	10,181,159	49,516,377	14,429,478	16,507,750	(21,140,210)	11,588,012
Other income (expense):
Interest expense	(11,752,656)	(8,288,215)	(28,181,026)	(25,320,635)	(31,818,237)	(32,597,613)	(37,563,247)
Interest expense – accretion of fair market value of secured debt			38,968	92,344	110,942	130,682	131,611
Interest expense – debt issuance costs					(1,676,309)	(3,586,381)	(3,996,676)
Net loss on extinguishment of debt			(2,393,475)	(2,444,788)	(2,444,788)	0	(2,647,633)
Gain resulting from acquisition of unconsolidated affiliates			16,101,237	178,631		0	8,017,353
Other, net	1,202,670	(1,110,294)	184,987	(1,300,405)	(244,076)	5,986,719	(624,958)
Income tax (expense) benefit	102,233	276,592	402,242	2,081,288
Net income (loss)	2,246,524	1,059,242	19,529,105	(12,555,062)	(19,564,718)	(51,206,803)	(25,095,538)
Net (income) loss attributable to noncontrolling interests	(366,047)	(119,678)	(2,528,010)	1,903,408	2,663,123	6,901,931	2,010,959
Less: Distributions to preferred stockholders	(3,150,684)	(3,150,685)	(9,349,315)	(9,349,315)	(12,500,000)	(10,049,522)	(1,665,754)
Net income (loss) attributable to SmartStop Self Storage REIT, Inc. common stockholders	$ (1,270,207)	$ (2,211,121)	$ 7,651,780	$ (20,000,969)	(29,401,595)	(54,354,394)	(24,750,333)
Net income (loss) per share – basic	$ (0.01)	$ (0.03)	$ 0.08	$ (0.26)
Net income (loss) per share – diluted	$ (0.01)	$ (0.03)	$ 0.08	$ (0.26)
Weighted average shares outstanding – basic	96,786,669	84,411,030	90,305,337	77,638,805
Weighted average shares outstanding – diluted	96,786,669	84,411,030	90,425,665	77,638,805
Property operating expenses
Operating expenses:
Operating expenses	$ 15,984,019	$ 12,593,191	$ 42,726,575	$ 35,416,441	48,127,657	38,305,199	35,723,111
Self Storage Rental Revenue
Revenues:
Total revenues	51,022,976	40,695,622	140,551,208	108,303,763	150,610,337	104,888,883	99,494,560
Ancillary Operating Revenue
Revenues:
Total revenues	2,209,695	2,007,411	6,282,850	5,591,882	7,552,597	5,286,042	3,706,700
Managed REIT platform Revenue
Revenues:
Total revenues	2,055,224	1,263,029	5,877,454	4,609,060	6,322,970	8,048,630	3,068,306
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	1,165,994	972,551	3,514,486	3,250,213	4,278,667	5,800,808	3,258,983
Operating expenses:
Operating expenses	1,165,994	972,551	3,514,486	3,250,213	4,278,667	5,800,808	3,258,983
Property Operating Expenses – Affiliates
Operating expenses:
Operating expenses							6,605,670
Managed REIT platform Revenue
Operating expenses:
Operating expenses	$ 725,599	$ 587,704	$ 1,732,710	$ 1,223,736	$ 1,451,166	$ 2,806,921	$ 2,739,556
Class A Common stock
Other income (expense):
Net income (loss) per share – basic					$ (0.37)	$ (0.91)	$ (0.42)
Net income (loss) per share – diluted					$ (0.37)	$ (0.91)	$ (0.42)
Weighted average shares outstanding – basic	88,701,119	76,407,968	82,224,600	69,674,568	71,454,798	51,813,718	50,734,472
Weighted average shares outstanding – diluted	88,701,119	76,407,968	82,344,928	69,674,568	71,454,798	51,813,718	50,734,472
Class T Common stock
Other income (expense):
Net income (loss) per share – basic					$ (0.37)	$ (0.91)	$ (0.42)
Net income (loss) per share – diluted					$ (0.37)	$ (0.91)	$ (0.42)
Weighted average shares outstanding – basic	8,085,550	8,003,062	8,080,737	7,964,237	7,983,576	7,802,689	7,607,654
Weighted average shares outstanding – diluted	8,085,550	8,003,062	8,080,737	7,964,237	7,983,576	7,802,689	7,607,654
Class A and T Common stock
Other income (expense):
Net income (loss) per share – basic	$ (0.01)	$ (0.03)	$ 0.08	$ (0.26)
Net income (loss) per share – diluted	$ (0.01)	$ (0.03)	$ 0.08	$ (0.26)